RELATED PARTY TRANSACTIONS - TFG Marine (Details) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2022	Jan. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Related Party Transaction [Line Items]
Shareholder loan			$ 2,752,000			$ 8,615,000
Performance guarantee of subsidiaries under a bunker supply arrangement | Trafigura
Related Party Transaction [Line Items]
Maximum liability under guarantee			4,000,000
Amount payable under guarantee			0
TFG Marine Pte Ltd ("TFG Marine")
Related Party Transaction [Line Items]
Loan converted to equity		$ 75,000
Balance of shareholder loan		$ 900,000
TFG Marine Pte Ltd ("TFG Marine")
Related Party Transaction [Line Items]
Shareholder loan					$ 1,000,000
Subordinated shareholder loan, term					5 years
TFG Marine Pte Ltd ("TFG Marine") | Bunker procurement
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement			$ 88,100,000	$ 56,900,000
TFG Marine Pte Ltd ("TFG Marine") | Guarantee of bunker supply agreement
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	$ 30,000,000				$ 20,000,000
TFG Marine Pte Ltd ("TFG Marine") | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Variable interest rate (percent)					7.00%